Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	KISSES FROM ITALY INC.
Entity Central Index Key	0001608092
Entity Tax Identification Number	46-2388377
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	80 SW 8th ST.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	305
Local Phone Number	423-7129
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false